Capital structure and financing - C.5. Net debt, table 1 (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	[1]
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Debt	$ 4,580	$ 3,785
Cash and cash equivalents	(528)	(619)	[1]	$ (646)	[1]	$ (769)
Pledged deposits	(2)	(1)
Time deposits related to bank borrowings	0	0
Net debt at the end of the year	4,051	3,164		$ 3,250
Add (less) derivatives related to debt (SEK currency swap)	0	56
Net debt including derivatives related to debt	4,051	3,220
Restricted cash	$ 158	$ 145

[1]	Re-presented for discontinued operations (shown in note A.4. and E.3.2.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.